Income Tax Expense (Credit) (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Income Tax Expense (Credit)

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
Current tax:
PRC Enterprise Income Tax (“EIT”)
- current year	7,669	16,172	7,711	1,107

	7,669	16,172	7,711	1,107

Deferred tax (Note 17):
- current year	1,102	(15,203)	(15,458)	(2,220)
- attributable to change in tax rate	(1,382)	—	—	—

	(280)	(15,203)	(15,458)	(2,220)

	7,389	969	(7,747)	(1,113)

Tax Charge Reconciled to Profit (Loss) Before Taxation Per the Consolidated Statements of Comprehensive Income
The tax charge (credit) for the years stated below can be reconciled to the profit (loss) before taxation per the consolidated statements of comprehensive income as follows:

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
(Loss) profit before taxation	16,441	(7,013)	(112,617)	(16,177)

Tax at the domestic income tax rate of 25%	4,110	(1,753)	(28,154)	(4,044)
Tax effect of expenses not deductible for tax purpose	2,069	3,169	3,318	477
Recognition of tax losses previously not recognized	(1,885)	(1,540)	—	—
Effect of tax exemption and reliefs granted to PRC subsidiaries	4,477	1,093	8,458	1,214
Valuation allowance on deferred tax assets	—	—	8,631	1,240
Decrease in opening deferred tax liability resulting from a decrease in applicable tax rate	(1,382)	—	—	—

Tax ( cre d i t) charge for the year	7,389	969	(7,747)	(1,113)